Note 9 - Leases (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Lease, Cost [Table Text Block]
	Year ended December 31,
	2025	2024

Operating lease cost	$132,099	$117,267
Finance lease cost
Amortization of right-of-use assets	5,473	3,249
Interest on lease liabilities	978	719
Variable lease cost	27,025	28,339
Short term lease cost	4,822	4,739

Total lease expense	$170,397	$154,313

Sublease revenues	(3,395)	(6,490)
Total lease cost, net of sublease revenues	$167,002	$147,823
	Year ended December 31,
	2025	2024

Right-of-use assets obtained in exchange for new operating lease obligations	$131,928	$112,737
Right-of-use assets obtained in exchange for new finance lease obligations	7,140	4,321

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(125,639)	$(112,104)
Operating cash flows from finance leases	(978)	(719)
Financing cash flows from finance leases	(4,462)	(2,119)
	As at December 31,
	2025

Weighted average remaining lease term
Operating leases	6.9	years
Finance leases	3.3	years

Weighted average discount rate
Operating leases	4.6%
Finance leases	7.1%

Lessee, Leases Balance Sheet Infomration [Table Text Block]
	As at December 31,
	2025	2024

Operating leases
Operating lease right-of-use assets	$443,404	$398,507

Operating lease liabilities - current	$(99,696)	$(92,950)
Operating lease liabilities - non-current	(419,198)	(383,921)
Total operating lease liabilities	$(518,894)	$(476,871)

Finance leases
Fixed assets, cost	$23,892	$16,651
Accumulated depreciation	(9,382)	(4,826)
Fixed assets, net	$14,510	$11,825

Long-term debt - current	$(5,110)	$(3,686)
Long-term debt - non-current	(10,088)	(8,546)
Total finance lease liabilities	$(15,198)	$(12,232)

Lessee, Lease, Liability, Maturity [Table Text Block]
	1 year	2 years	3 years	4 years	5 years	Thereafter	Total

Operating leases	$120,370	$103,109	$87,926	$71,349	$54,921	$174,155	$611,830

Present value of operating lease liabilities							518,894
Difference between undiscounted cash flows and discounted cash flows							$92,936

Finance leases	$5,937	$4,996	$3,627	$1,767	$661	$81	$17,069

Present value of finance lease liabilities							15,198
Difference between undiscounted cash flows and discounted cash flows							$1,871